Short-Term Borrowings	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
Short-term borrowings

12.    Short-term borrowings

Type of loans		December 31, 2023		December 31, 2024
	Bank loans
	Secured bank loans	$1,269,945		$1,075,904
	Unsecured bank loans	3,103,473		—
	Other loans	876,815		—
		$5,250,233		$1,075,904
	Interest rate range	0.53	%~8%	2.94	%~3.24%
	Unused credit lines of short-term bank loans
US$		—		—

Between January and September 2024, the Company issued convertible promissory notes aggregating to $1,725,471 to its existing shareholders and other third parties, of which, part of the convertible promissory notes is issued in exchange to terminate the short-term borrowing plus accumulated interest totaled $509,041 (classified as “Other loans”), please see Note 13 f) for the terms and conditions of the convertible promissory notes.

The table below summarizes the maturity profile of the short-term borrowings excluding the current portion of long-term borrowings (see Note 16 for further information) as of December 31, 2023 and 2024 based on the contractual due date:

2023	1 to 3 months	4~6 months	Over 6 months	Total
Type of loans
Secured bank loans	$325,627	$944,318	$—	$1,269,945
Unsecured bank loans	2,042,578	—	1,060,895	3,103,473
Other loans	176,815	700,000	—	876,815
	$2,545,020	$1,644,318	$1,060,895	$5,250,233
2024	1 to 3 months (Note)	4~6 months	Over 6 months	Total
Type of loans
Secured bank loans	$770,933	$304,971	$—	$1,075,904

____________

Note:       $304,971 of loan repayable in 1 to 3 months period was extended to 2026/3/3 before issuance of these consolidated financial statements.

Information relating to interest rate risk and liquidity risk are provided in Note 42 a).